CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Treasury Stock CNY (¥)	Treasury Stock USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated deficit Adjustment CNY (¥)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	OneSmart International Education Group shareholders' (deficit)/equity Adjustment CNY (¥)	OneSmart International Education Group shareholders' (deficit)/equity CNY (¥)	OneSmart International Education Group shareholders' (deficit)/equity USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	Adjustment CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at the beginning of the year at Aug. 31, 2017	¥ 17		¥ 82,139				¥ 3,739			¥ (1,567,136)		¥ 19,123			¥ (1,462,118)		¥ 28,458			¥ (1,433,660)
Balance at the beginning of the year (shares) at Aug. 31, 2017 | shares	2,534,381,925	2,534,381,925
Distribution to shareholders			(82,139)							(2,160,775)					(2,242,914)					(2,242,914)
Comprehensive income (loss)										245,936		109,777			355,713		(31,480)			324,233
Appropriation of statutory reserves							533			(533)
Share repurchase (Note 15)	¥ (1)									(85,363)					(85,364)					(85,364)
Share repurchase (Note 15) (in shares) | shares	(94,897,359)	(94,897,359)
Redesignation of Class B ordinary shares to redeemable convertible preferred shares	¥ (1)									(204,007)					(204,008)					(204,008)
Redesignation of Class B ordinary shares to redeemable convertible preferred shares (in shares) | shares	(142,642,550)	(142,642,550)
Deemed dividend-repurchase of redeemable convertible preferred shares										(4,266)					(4,266)					(4,266)
Conversion of redeemable convertible preferred shares	¥ 23		4,272,270												4,272,293					4,272,293
Conversion of redeemable convertible preferred shares (in shares) | shares	3,568,365,545	3,568,365,545
Accretion to redemption value of redeemable convertible preferred shares										(758,898)					(758,898)					(758,898)
Proceeds from initial public offering	¥ 4		1,048,656												1,048,660					1,048,660
Proceeds from initial public offering (in shares) | shares	652,000,000	652,000,000
Initial public offering issuance costs			(26,752)												(26,752)					(26,752)
Acquisition of subsidiaries																	72,574			72,574
Disposal of subsidiaries																	2,811			2,811
Acquisition of non-controlling interests			(14,157)												(14,157)		435			(13,722)
Distribution to a non-controlling interest																	(3,430)			(3,430)
Capital contribution																	1,200			1,200
Share-based compensation (Note 13)			146,486												146,486					146,486
Balance at the end of the year at Aug. 31, 2018	¥ 42		5,426,503				4,272		¥ (7,671)	(4,535,042)		128,900		¥ (7,671)	1,024,675		70,568		¥ (7,671)	1,095,243
Balance at the end of the year (shares) at Aug. 31, 2018 | shares	6,517,207,561	6,517,207,561
Comprehensive income (loss)										245,368		(41,752)			203,616		(79,165)			124,451
Appropriation of statutory reserves							2,808			(2,808)
Share repurchase (Note 15)					¥ (203,759)										(203,759)					¥ (203,759)
Share repurchase (Note 15) (in shares) | shares	(145,762,478)	(145,762,478)																		(145,762,478)	(145,762,478)
Exercise of employee stock options			2,744												2,744					¥ 2,744
Exercise of employee stock options (in shares) | shares	55,658,760	55,658,760
Acquisition of subsidiaries																	11,067			11,067
Disposal of subsidiaries																	(18,892)			(18,892)
Acquisition of non-controlling interests			(10,808)												(10,808)		1,048			(9,760)
Distribution to a non-controlling interest																	(980)			(980)
Disposal of non-controlling interests			12,021												12,021		86,079			98,100
Capital contribution																	(4,602)			(4,602)
Share-based compensation (Note 13)			71,532												71,532					71,532
Balance at the end of the year at Aug. 31, 2019	¥ 42		5,501,992		(203,759)		7,080			(4,300,153)		87,148			1,092,350		65,123			1,157,473
Balance at the end of the year (shares) at Aug. 31, 2019 | shares	6,427,103,843	6,427,103,843
Comprehensive income (loss)										(729,829)		12,019			(717,810)		(38,813)			(756,623)	$ (110,497)
Appropriation of statutory reserves							5,190			(5,190)
Share repurchase (Note 15)	¥ (1)				(70,889)										(70,890)					¥ (70,890)
Share repurchase (Note 15) (in shares) | shares	(76,586,600)	(76,586,600)																		(76,586,600)	(76,586,600)
Exercise of employee stock options	¥ 1		7,774												7,775					¥ 7,775
Exercise of employee stock options (in shares) | shares	92,428,720	92,428,720
Acquisition of subsidiaries																	39,198			39,198
Disposal of interests in subsidiaries			25												25		(25)
Disposal of subsidiaries																	3,944			3,944
Acquisition of non-controlling interests			(48,799)												(48,799)		(21,285)			(70,084)
Distribution to a non-controlling interest																	(7,056)			(7,056)
Capital contribution																	250			250
Share-based compensation (Note 13)			137,986												137,986					137,986
Balance at the end of the year at Aug. 31, 2020	¥ 42	$ 6	¥ 5,598,978	$ 817,679	¥ (274,648)	$ (40,110)	¥ 12,270	$ 1,792		¥ (5,035,172)	$ (735,341)	¥ 99,167	$ 14,482		¥ 400,637	$ 58,508	¥ 41,336	$ 6,037		¥ 441,973	$ 64,545
Balance at the end of the year (shares) at Aug. 31, 2020 | shares	6,442,945,963	6,442,945,963